Fair Value Measurements (Restated) (Details) - Schedule of changes in the fair value of the Private Placement Warrants - Warrant Liability [Member]	11 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements (Restated) (Details) - Schedule of changes in the fair value of the Private Placement Warrants [Line Items]
Fair value as of February 11, 2020 (inception)
Initial measurement on July 24, 2020	154,583
Change in valuation inputs or other assumptions	475,641
Fair value as of December 31, 2020	$ 630,224